Segment information (Details 7) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Items not included in segment capital expenditures:
All other operating segment	$ 359	$ 343	$ 285
Cost centers	175	146	105
Timing	(71)	(211)	(180)
Other	(195)	(11)	(66)
Total capital expenditures	5,076	3,924	2,586
Reportable segments
Items not included in segment capital expenditures:
Total capital expenditures	4,808	3,657	2,442
Machinery and Power Systems
Items not included in segment capital expenditures:
All other operating segment	359	343	285
Cost centers	175	146	105
Timing	(71)	(211)	(180)
Other	(176)	(98)	(29)
Total capital expenditures	3,435	2,646	1,663
Machinery and Power Systems | Reportable segments
Items not included in segment capital expenditures:
Total capital expenditures	3,148	2,466	1,482
Financial Products
Items not included in segment capital expenditures:
All other operating segment	0	0	0
Cost centers	0	0	0
Timing	0	0	0
Other	136	163	32
Total capital expenditures	1,796	1,354	992
Financial Products | Reportable segments
Items not included in segment capital expenditures:
Total capital expenditures	1,660	1,191	960
Consolidating Adjustments
Items not included in segment capital expenditures:
All other operating segment	0	0	0
Cost centers	0	0	0
Timing	0	0	0
Other	(155)	(76)	(69)
Total capital expenditures	(155)	(76)	(69)
Consolidating Adjustments | Reportable segments
Items not included in segment capital expenditures:
Total capital expenditures	$ 0	$ 0	$ 0